Loans and Allowances for Credit Losses - Summary of Change in Nonperforming Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Nonperforming Assets [Line Items]
Balance December 31, 2017	$ 1,200
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	797
Advances on loans	22
Total additions	819
Reductions in nonperforming assets
Paydowns, payoffs	(316)
Net sales	(291)
Return to performing status	(201)
Charge-offs	(222)
Total reductions	(1,030)
Net additions to (reductions in) nonperforming assets	(211)
Balance December 31, 2018	989
Commercial and Commercial Real Estate Loans [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2017	404
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	427
Advances on loans	18
Total additions	445
Reductions in nonperforming assets
Paydowns, payoffs	(167)
Net sales	(131)
Return to performing status	(20)
Charge-offs	(193)
Total reductions	(511)
Net additions to (reductions in) nonperforming assets	(66)
Balance December 31, 2018	338
Residential Mortgages, Credit Card and Other Retail [Member]
Nonperforming Assets [Line Items]
Balance December 31, 2017	796
Additions to nonperforming assets
New nonaccrual loans and foreclosed properties	370
Advances on loans	4
Total additions	374
Reductions in nonperforming assets
Paydowns, payoffs	(149)
Net sales	(160)
Return to performing status	(181)
Charge-offs	(29)
Total reductions	(519)
Net additions to (reductions in) nonperforming assets	(145)
Balance December 31, 2018	$ 651